Schedule of Investments (unaudited) January 31, 2020	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/20	$275,082	$274,868,269
0.13%, 04/15/21	10,981	10,956,355
0.13%, 01/15/22	133,148	133,466,714
0.13%, 04/15/22	185,986	186,362,818
0.13%, 07/15/22	238,474	240,476,735
0.13%, 01/15/23	166,254	167,409,446
0.13%, 07/15/24	124,563	126,809,332
0.13%, 07/15/26	104,510	106,938,270
0.25%, 01/15/25	3,408	3,486,321
0.38%, 07/15/23	31,404	32,086,065
0.38%, 07/15/25	87,507	90,633,402
0.63%, 07/15/21	138,355	139,781,695
0.63%, 04/15/23	406,216	415,359,640
0.63%, 01/15/24	240,161	247,786,002
0.63%, 01/15/26	32,472	34,044,216
1.13%, 01/15/21	192	193,447
1.25%, 07/15/20	171,488	172,689,082

		2,383,347,809

Total U.S. Government Obligations — 99.8% (Cost: $2,353,487,003)		2,383,347,809

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	28,135	$28,135,000

Total Short-Term Investments — 1.2% (Cost: $28,135,000)		28,135,000

Total Investments in Securities — 101.0% (Cost: $2,381,622,003)		2,411,482,809

Other Assets, Less Liabilities — (1.0)%		(24,086,540)

Net Assets — 100.0%		$2,387,396,269

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,773	25,362	28,135	$28,135,000	$47,974	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$2,383,347,809	$—	$2,383,347,809
Money Market Funds	28,135,000	—	—	28,135,000

	$28,135,000	$2,383,347,809	$—	$2,411,482,809

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